Common Stock (Details 6) - Equity Option [Member] - $ / shares	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Number of options outstanding, exercise prices	$ 8.00	$ 8.00
Number of options outstanding	2,856,800
Number of options outstanding, weighted average remaining contractual term	4 years 29 days	4 years 9 months 29 days
Number of options exercisable	714,200	909,000
Number of options exercisable, exercise prices	$ 8.00	$ 8.00
Number of options exercisable, weighted average remaining contractual term	4 years 29 days	4 years 9 months 29 days
Number of options outstanding		4,545,500
Range 1 [Member]
Number of options outstanding, exercise prices	$ 8.00	$ 8.00
Number of options outstanding	2,856,800
Number of options outstanding, weighted average remaining contractual term	4 years 29 days	4 years 9 months 29 days
Number of options exercisable	714,200	909,000
Number of options exercisable, exercise prices	$ 8.00	$ 8.00
Number of options exercisable, weighted average remaining contractual term	4 years 29 days	4 years 9 months 29 days
Number of options outstanding		4,545,500
Minimum [Member] | Range 1 [Member]
Number of options outstanding, exercise prices	$ 7.00	$ 7.00
Maximum [Member] | Range 1 [Member]
Number of options outstanding, exercise prices	$ 9.00	$ 9.00